Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

5. Derivative Instruments and Hedging Activities

        The Company had various commodity derivatives in place to offset uncertain price fluctuations that could affect its future operations as of December 31, 2013 and 2012, as follows:

Hedging Positions

	December 31, 2013
		Low	High	Weighted Average	Final Expiration
Oil swaps	Exercise price	$81.70	$102.84	$89.03
	Barrels per month	29,000	161,613	96,149	December 2017
Natural gas swaps	Exercise price	$3.88	$6.90	$4.26
	mmbtu per month	510,000	1,290,000	830,275	December 2017
Basis swaps	Contract differential	$(0.43)	$(0.11)	$(0.34)
	mmbtu per month	320,000	690,000	467,037	March 2016
Natural gas liquids swaps	Exercise price	$6.72	$95.24	$32.98
	Barrels per month	2,000	118,000	46,646	December 2017

	December 31, 2012
		Low	High	Weighted Average	Final Expiration
Oil swaps	Exercise price	$81.00	$104.45	$89.60
	Barrels per month	24,000	143,116	89,323	December 2017
Natural gas swaps	Exercise price	$3.52	$6.90	$4.96
	mmbtu per month	430,000	1,110,000	767,053	December 2017
Basis swaps	Contract differential	$(0.65)	$(0.03)	$(0.31)
	mmbtu per month	320,000	850,000	484,615	March 2016
Natural gas liquids swaps	Exercise price	$6.72	$97.13	$33.81
	Barrels per month	2,000	144,973	55,616	December 2017

        The Company recognized a net loss on derivative instruments of $2.6 million for the year ended December 31, 2013 and net gains of $16.7 million and $34.5 million for the years ended December 31, 2012 and 2011, respectively.